Income Tax (Income)/ Expense	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
INCOME TAX (INCOME)/ EXPENSE
15.	INCOME TAX (INCOME)/ EXPENSE

	Year ended December 31,
	2020	2019	2018
PRC enterprises income tax:
Current tax	47,916	256,808	-
Deferred tax	(1,614,740)	185,787	(5,422,119)
	(1,556,824)	442,595	(5,422,119)

Hongri Fujian, Anhui Kai Xin, Kim Hyun Tianjin, Jin Xuan Luxury Tourism, Flower Crown China and Heyang Travel subject to the applicable enterprise income tax rate of 25%. As of December 31, 2020, 2019, and 2018, the Company had no unrecognized tax benefits.

France Cock, Vast Billion and Flower Crown HK were incorporated in Hong Kong and subject to Hong Kong profits tax at a tax rate of 16.5%. No provision for Hong Kong profits tax has been made as France Cock and Vast Billion has no taxable income during the reporting period.

Hongri International Holding Limited and Roller Rome were incorporated in the BVI and, under the current laws of the BVI, are not subject to income taxes.

KBS Fashion Group Limited was incorporated in the Marshall Island, and, under the current laws of the Marshall Island, is not subject to income taxes.

Flower Crown Holding was incorporated in the Cayman Islands, and, under the current laws of the Cayman Islands, is not subject to income taxes.

The tax charge for the year can be reconciled to the profit per the consolidated statements of comprehensive income as follows:

	Year ended December 31,
	2020	2019	2018
(Loss)/profit before tax	(7,224,241)	338,185	(23,390,716)
Tax calculated at domestic tax rates applicable to profits in PRC (2020, 2019, and 2018: 25%)	(1,806,060)	84,546	(5,847,679)
Tax effect of tax loss of tax exempt entities	249,236	358,049	425,560
Tax charge for the year	(1,556,824)	442,595	(5,422,119)

The following is the analysis of the deferred tax balances for financial reporting purposes:

	2020		2019		2018
	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets
Beginning of the year	59,616,758	14,127,559	60,645,730	14,688,829	38,761,131	9,924,944
Bad Debt provisions charged to profit or loss	(2,334,410)	(583,603)	(1,028,972)	257,243	-	-
Impairment charged to profit or loss	-	-	-	-	13,507,681	3,376,920
Tax loss carried forward	6,227,296	1,556,824	-	-	8,376,919	2,094,230
Effect of translation	-	(692,853)	-	(615,609)	-	(707,265)
End of the year	63,509,644	16,960,839	59,616,758	14,330,463	60,645,730	14,688,829